CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Debt

The following table provides a summary of the activity of the Company's unsecured, convertible, promissory notes:

	Principal Balance 12/31/2020	Less: Discount Balance	Net Principal Balance 12/31/2020	Principal Balance 6/30/2021	Less: Discount Balance	Net Principal Balance 6/30/2021
BD 1 Notes (related party)	$10,500,000	$(2,936,952)	$7,563,048	$10,500,000	$(2,641,349)	$7,858,651
Crowdex Note (related party)	250,000	—	250,000	250,000	—	250,000
	$10,750,000	$(2,936,952)	$7,813,048	$10,750,000	$(2,641,349)	$8,108,651

The following table provides a summary of the activity of the Company's unsecured, convertible, promissory notes:

	Principal Balance 12/31/2018	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2019	Less: Discount Balance	Net Principal Balance 12/31/2019
October 2016 Notes	$330,000	$—	$—	$—	$330,000	$—	$330,000
St. George Notes	1,099,233	(172,500)	—	(309,070)	617,663	—	617,663
BayBridge Notes	62,500	—	1,160,000	(281,900)	940,600	(408,333)	532,267
Bellridge Notes	455,000	510,000	(226,000)	(243,000)	496,000	(382,500)	113,500
Power Up Notes	225,000	149,500	—	(267,680)	106,820	(26,566)	80,254
EMA Note	75,000	—	(75,000)	—	—	—	—
Widjaja Note	—	330,000	—	—	330,000	(1)	329,999
GS Capital Notes	—	178,568	75,000	(84,068)	169,500	(44,167)	125,333
	$2,246,733	$995,568	$934,000	$(1,185,718)	$2,990,583	$(861,567)	$2,129,016

	Principal Balance 12/31/2019	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2020	Less: Discount Balance	Net Principal Balance 12/31/2020
October 2016 Notes	$330,000	$—	$(330,000)	$—	$—	$—	$—
St. George Notes	617,663	—	(617,663)	—	—	—	—
BayBridge Notes	940,600	—	(940,600)	—	—	—	—
Bellridge Notes	496,000	—	(451,000)	(45,000)	—	—	—
Power Up Notes	106,820	—	(106,820)	—	—	—	—
Widjaja Note	330,000	—	(330,000)	—	—	—	—
GS Capital Notes	169,500	—	(169,500)	—	—	—	—
Penumbra Note (related party)	—	250,000	(250,000)	—	—	—	—
BD 1 Notes (related party)	—	10,500,000	—	—	10,500,000	(2,936,952)	7,563,048
Crowdex Note (related party)	—	—	250,000	—	250,000	—	250,000
	$2,990,583	$10,750,000	$(2,945,583)	$(45,000)	$10,750,000	$(2,936,952)	$7,813,048